Consolidated Statements of Change in Shareholders' Equity - USD ($) $ in Millions	Employee Share Purchase Plan Share Capital	Employee Share Purchase Plan	Equity-settled SARs Share Capital	Equity-settled SARs Contributed Surplus	DigitalGlobe Share Capital	DigitalGlobe Contributed Surplus	DigitalGlobe	Share Capital	Contributed Surplus	Retained Earnings	Total accumulated other comprehensive income	Net gain (loss) on hedge of net investment in foreign operations	Foreign currency translation adjustment	Fair value gains (losses) on cash flow hedges	Fair value gains on available-for-sale financial assets	Actuarial gains (losses) on defined benefit pension plans and other post retirement benefit plans	Total
Balance at beginning of period at Dec. 31, 2015								$ 455.8	$ 30.7	$ 144.2	$ 169.7	$ (33.2)	$ 154.1	$ 18.4	$ 0.6	$ 29.8	$ 800.4
Common shares issued	$ 4.1	$ 4.1	$ 7.0	$ (7.0)
Equity-settled share-based compensation expense (note 22(f))									7.3								7.3
Dividends										(41.0)							(41.0)
Comprehensive income (loss)										105.6	(13.4)	4.8	(1.8)	(8.2)	0.1	(8.3)	92.2
Balance at end of period at Dec. 31, 2016								466.9	31.0	208.8	156.3	(28.4)	152.3	10.2	0.7	21.5	863.0
Common shares issued	$ 4.5	$ 4.5	$ 7.8	$ (7.8)	$ 1,071.1		$ 1,071.1
Equity-settled share-based compensation expense (note 22(f))									11.6								11.6
Issuance of replacement equity-settled awards pursuant to acquisition (note 9)						$ 15.8	$ 15.8
Dividends										(47.4)							(47.4)
Comprehensive income (loss)										100.4	(5.4)	(0.2)	5.6	(6.9)	$ (0.7)	(3.2)	95.0
Balance at end of period at Dec. 31, 2017								$ 1,550.3	$ 50.6	$ 261.8	$ 150.9	$ (28.6)	$ 157.9	$ 3.3		$ 18.3	$ 2,013.6